INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF INCOME TAX PROVISION (BENEFIT)

The components of income tax provision (benefit) for the years ended December 31, 2023, and 2022 are as follows:

	2023	2022
Current taxes:
Federal	$-	$-
State	-	-

Total current taxes	-	-
Deferred tax provision (benefit)	-	-

Income tax provision (benefit)	$-	$-

SCHEDULE OF RECONCILIATION OF INCOME TAX (PROVISION) BENEFIT

A reconciliation of the income tax (provision) benefit at the statutory rate of 21% for the years ended December 31, 2023, and 2022 to the Company’s effective tax rate is as follows:

	2023	2022
U.S. Statutory tax rate	21.0%	21.0%
State taxes, net of Federal benefit	6.0%	6.0%
Stock based compensation	4.3%	(1.5)%
Change in valuation reserve on deferred tax assets	(28.8)%	(91.2)%
Termination of warrant derivative liabilities	-%	57.0%
Contingent consideration for acquisition	(3.0)%	4.1%
Extinguishment of convertible debt	3.2%	-%
Other, net	(2.7)%	4.6%

Income tax (provision) benefit	-%	-%

SCHEDULE OF SIGNIFICANT COMPONENTS OF DEFERRED TAX ASSETS (LIABILITIES)

Significant components of the Company’s deferred tax assets (liabilities) as of December 31, 2023 and 2022 are as follows:

	2023	2022
Deferred tax assets:
Stock-based compensation	$305,000	$510,000
Start-up costs	110,000	110,000
Inventory reserves	1,120,000	1,355,000
Uniform capitalization of inventory costs	115,000	70,000
Allowance for doubtful accounts receivable	50,000	40,000
Property, plant and equipment depreciation	230,000	290,000
Deferred revenue	2,535,000	1,965,000
Accrued litigation reserve	500,000	60,000
Accrued expenses	35,000	50,000
Net operating loss carryforward	35,365,000	27,940,000
Research and development tax credit carryforward	1,795,000	1,795,000
State jobs credit carryforward	230,000	230,000
Charitable contributions carryforward	95,000	95,000

Total deferred tax assets	42,485,000	34,510,000
Valuation reserve	(41,610,000)	(34,200,000)

Total deferred tax assets	875,000	310,000
Deferred tax liabilities:
Warrant derivative liabilities	(455,000)	-
Intangible assets	(265,000)	(165,000
Domestic international sales company	(155,000)	(145,000)

Total deferred tax liabilities	(875,000)	(310,000)

Net deferred tax assets (liability)	$-	$-